File No. 333-228943

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 8, 2019

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]
Post-Effective Amendment No.  1

Jackson Variable Series Trust
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way
Lansing, Michigan 48951
(Address of Principal Executive Offices)

(517) 381-5500
(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive
Chicago, Illinois 60606
(Mailing Address)

With copies to:

SUSAN S. RHEE, ESQ. Jackson Variable Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.
Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/Mellon Equity Income Fund (formerly, JNL/The Boston Company Equity Income Fund).
No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-177369 and 811-22613).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners*

Notice of Special Meeting*

Contract Owner Voting Instructions*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*Incorporated by reference from Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 21, 2018 and subsequently filed in definitive form pursuant to Rule 497 on February 4, 2019 (the “Registration Statement”).

Explanatory Note

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of Ropes & Gray LLP as to tax matters (Exhibit 12) for the reorganization of the JNL/Epoch Global Shareholder Yield Fund into the JNL/Mellon Equity Income Fund (formerly, JNL/The Boston Company Equity Income Fund).

PART C
OTHER INFORMATION

Item 15.  Indemnification
Amended and Restated Declaration of Trust: Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:
(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.
Indemnification Arrangements:  The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.
Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)	(a)		Amended and Restated Agreement and Declaration of Trust of Registrant dated April 27, 2015.[10]

	(b)		Amendment, effective September 25, 2017, to the Amended and Restated Declaration of Trust of Registrant dated April 27, 2015.[15]

(2)			Amended and Restated By-Laws of Registrant dated March 8, 2017.[13]

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Proxy Statement and Prospectus set forth as Part A of this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Jackson National Asset Management, LLC (“JNAM”)

		(i)	Investment Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[10]

		(ii)	Amendment effective September 28, 2015 to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[11]

		(iii)	Amendment effective April 25, 2016 to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[12]

		(iv)	Amendment, effective September 25, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[14]

		(v)	Amendment, effective December 13, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[15]

		(vi)	Amendment, effective April 30, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[15]

		(vii)	Amendment, effective August 13, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[16]

		(viii)	Amendment, effective April 29, 2019, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[18]

	(b)		Mellon Investments Corporation (originally, The Boston Company Asset Management LLC) (“Mellon”)

		(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon dated April 27, 2015.[10]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon dated April 27, 2015.[13]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellondated April 27, 2015.[15]

		(iv)	Amendment, effective January 31, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon dated April 27, 2015.[15]

		(v)	Amendment, effective January 2, 2019, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon dated April 27, 2015.[18]

		(vi)	Amendment, effective January 25, 2019, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Mellon dated April 27, 2015.[18]

	(c)		Epoch Investment Partners, Inc. (“Epoch”)

		(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[10]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[13]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[15]

		(iv)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[15]

(7)	(a)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”) dated July 1, 2017.[14]

		(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017.[14]

		(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017.[16]

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated March 24, 2011.[1]

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.[1]

		(iii)	Addendum, dated November 30, 2011, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[2]

		(iv)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[3]

		(v)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[4]

		(vi)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(vii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(viii)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(ix)	Amendment, effective April 28, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[8]

		(x)	Amendment, effective September 15, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[9]

		(xi)	Amendment, effective April 27, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[10]

		(xii)	Amendment, effective June 19, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xiii)	Amendment, effective July 1, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xiv)	Amendment, effective September 28, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xv)	Amendment, effective April 20, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[12]

		(xvi)	Amendment, effective April 25, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[12]

		(xvii)	Revised Amendment, effective September 25, 2017, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[16]

		(xviii)	Amendment, effective August 13, 2018, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[16]

(10)	(a)	(i)	Amended and Restated Distribution Plan dated July 1, 2017.[14]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan dated July 1, 2017.[14]

		(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan dated July 1, 2017.[16]

	(b)	(i)	Multiple Class Plan, effective September 25, 2017.[14]

		(ii)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective September 25, 2017.[16]

(11)			Opinion and Consent of Counsel regarding legality of shares being registered.[17]

(12)			Opinion and Consent of Counsel regarding tax matters and consequences to members discussed in the Prospectus/Proxy Statement, attached hereto.

(13)	(a)	(i)	Administration Agreement between Registrant and JNAM dated April 27, 2015.[10]

		(ii)	Amendment effective September 28, 2015 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[11]

		(iii)	Amendment effective October 1, 2015 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[11]

		(iv)	Amendment effective April 25, 2016 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[12]

		(v)	Amendment effective September 14, 2016 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[13]

		(vi)	Amendment, effective September 25, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[14]

		(vii)	Amendment, effective December 13, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[15]

		(viii)	Amendment, effective August 13, 2018, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[16]

		(ix)	Amendment, effective January 1, 2019, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[18]

		(x)	Amendment, effective April 29, 2019, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[18]

	(b)	(i)	Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[2]

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[3]

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[4]

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[5]

		(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[7]

		(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[6]

		(vii)	Amendment, effective April 28, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[8]

		(viii)	Amendment, effective August 21, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(ix)	Amendment, effective September 15, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(x)	Amendment, effective April 27, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(xi)	Amendment, effective September 28, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(xii)	Amendment, effective April 25, 2016, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[12]

		(xiii)	Amendment, effective September 25, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[14]

		(xiv)	Amendment, effective December 13, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[15]

		(xv)	Amendment, effective August 13, 2018, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[16]

	(c)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated January 1, 2012.[2]

	(d)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Curian Series Trust, JNAM and Curian Capital, LLC.[10]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[12]

		(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[16]

	(e)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.[2]

	(f)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[12]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[16]

	(g)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[12]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[16]

(14)			Consent of Auditors.[17]

(15)			None.

(16)			Powers of Attorney, dated June 1, 2018.[17]

(17)			Form of Voting Instructions and Proxy Card.[17]

[1]
Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on October 19, 2011.

[2]	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.
[3]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[4]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[5]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.
[6]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[7]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed with the SEC on March 14, 2014.
[8]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[9]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.
[10]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[11]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[12]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[13]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[14]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[15]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[16]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.
[17]	Incorporated by reference to Registrant’s Registration Statement filed on Form N-14 filed with the SEC on December 21, 2018.
[18]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2019.

Item 17.  Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 8th day of July 2019.

JACKSON VARIABLE SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer, and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Susan S. Rhee *	July 8, 2019
Eric O. Anyah
Trustee

/s/ Susan S. Rhee *	July 8, 2019
Michael J. Bouchard
Trustee

/s/ Susan S. Rhee *	July 8, 2019
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	July 8, 2019
William J. Crowley, Jr.
Trustee

/s/ Susan S. Rhee *	July 8, 2019
Michelle Engler
Trustee

/s/ Susan S. Rhee *	July 8, 2019
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	July 8, 2019
William R. Rybak
Trustee

/s/ Susan S. Rhee *	July 8, 2019
Mark S. Wehrle
Trustee

/s/ Susan S. Rhee *	July 8, 2019
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	July 8, 2019
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	July 8, 2019
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee *	July 8, 2019
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST
Exhibit Number	Exhibit Description
(12)	Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus